Founder Preferred Shares Dividend Reserve (Details) € in Millions	Dec. 31, 2021 EUR (€) shares
Disclosure of classes of share capital [line items]
Preferred share dividend equivalent (in shares) | shares	140,220,619
Founder Preferred shares | Founder preferred shares dividend reserve
Disclosure of classes of share capital [line items]
Equity | €	€ 166.0